Debt - Schedule of Future Minimum Finance Lease Payment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Future Minimum Finance Lease Payment [Abstract]
December 31, 2026	$ 190,000	$ 266,000
December 31, 2027	190,000	190,000
December 31, 2028	190,000	190,000
December 31, 2029	75,000	190,000
December 31, 2030		74,000
Total future minimum finance lease payments	838,000	910,000
Less: imputed interest	(112,000)	(126,000)
Less: Current portion	(194,000)	(215,000)
Long-term portion	$ 532,000	$ 569,000